NET LOSS PER SHARE - Weighted-average outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	99,772,845	95,647,437	96,038,866	95,292,584
Founders Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	162,558	162,558	162,558	162,558
Series A-1 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	3,654,873	3,654,873	3,654,873	3,654,873
Series A-2 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	5,372,703	5,372,703	5,372,703	5,372,703
Series A-3 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	2,485,296	2,485,296	2,485,296	2,485,296
Series A-4 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	590,688	590,688	590,688	590,688
Series A-5 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	2,680,236	2,680,236	2,680,236	2,680,236
Series A-6 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	3,647,817	3,647,817	3,647,817	3,647,817
Series A-7 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	15,139,917	15,139,917	15,139,917	15,139,917
Series B convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	32,834,601	32,834,601	32,834,601	32,834,601
Series C convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	20,949,454	20,949,454	20,949,454	20,949,454
Options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	11,397,560	8,129,294	8,520,723	7,774,441
Warrants issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	857,142